COMBINED CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Notes to the Combined Condensed Financial Information of Registrant (Parent Company Only) (Details) - Revolving credit facilities - Bilateral credit facilities - Line of Credit - USD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 750	$ 500
Total drawings	$ 430	$ 356